October 19, 2012

VIA EDGAR

SECURITIES AND EXCHANGE COMMISSION

450 FIFTH STREET NW

JUDICIARY PLAZA

WASHINGTON DC 20549

Re:

Wausau Paper Corp.

File Number 1-13923

Form 10-K/A

Gentlemen:

We are herewith transmitting the above-referenced registrant’s Form 10-K/A, for the year ended December 31, 2011.

Very truly yours,

RUDER WARE, L.L.S.C.

MATTHEW D. ROWE

Matthew D. Rowe

Enclosure